New and Amended Accounting Standards and Interpretations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	$ 43,638	$ 36,135	$ 28,567
Expenses	28,036	24,515	24,091
Profit	4,823	$ 6,222	$ (6,207)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	(509)
Expenses	(509)
Profit